Note 23 - Share-based Compensation Plans	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
23.	SHARE-BASED COMPENSATION PLANS

(a)	Stock option plan

Just Energy
may
grant awards under its
2010
share option plan (formerly the
2001
Unit Option Plan) to directors, officers, full-time employees and service providers (non-employees) of Just Energy and its subsidiaries and affiliates. In accordance with the share option plan, Just Energy may
grant options to a maximum of
11,300,000
shares. As at
March 31, 2018,
there were
814,166
options still available for grant under the plan. Of the options issued,
500,000
options remain outstanding as at
March 31, 2018
with an exercise price of
$7.88.
The exercise price of the share options equals the closing market price of the Company’s shares on the last business day preceding the grant date. The share options vest over periods ranging from three
to
five
years from the grant date and expire after
five
or
ten
years from the grant date. There were
no
new grants during fiscal
2018.

(b)	Restricted share grants

Just Energy grants awards under the
2010
Restricted Share Grants Plan (formerly the
2004
unit appreciation rights, “UARs”) in the form of fully paid RSGs to senior officers, employees and service providers of its subsidiaries and affiliates. As at
March 31, 2018,
there were
3,004,624
RSGs (
2017
–
4,107,830
) still available for grant under the plan. Of the RSGs issued,
1,635,882
remain outstanding as at
March 31, 2018 (
2017
–
1,668,780
). Except as otherwise provided, (i) the RSGs vest from
one
to
five
years from the grant date providing, in most cases, on the applicable vesting date the RSG grantee continues as a senior officer, employee or service provider of Just Energy or any affiliate thereof; (ii) the RSGs expire no
later than
ten
years from the grant date; (iii) a holder of RSGs is entitled to payments at the same rate as dividends paid to JEGI shareholders; and (iv) when vested, the holder of an RSG may
exchange
one
RSG for
one
common share.

There are
420,000
RSGs granted to senior management that do
not
receive dividend payments. In addition to a continued employment condition for vesting, there are certain share price targets that must be met.

RSGs available for grant

	2018	2017
Balance, beginning of year	4,107,830	4,591,312
Less: Granted	(1,716,743)	(676,270)
Add: Cancelled/forfeited	613,537	192,788
Balance, end of year	3,004,624	4,107,830

The average grant date fair value of RSGs granted in the year was
$6.94
(
2017
-
$7.91
).

(c)	Performance bonus grants

Just Energy grants awards under the
2013
performance bonus incentive plan (the “PBG Plan”) in the form of fully paid PBGs to senior officers, employees, consultants and service providers of its subsidiaries and affiliates. As at
March 31, 2018,
there were
2,270,480
(
2017
–
2,650,513
) PBGs still available for grant under the PBG Plan. Of the PBGs issued,
1,050,094
remain outstanding as at
March 31, 2018 (
2017
–1,158,025
). Except as otherwise provided, (i) the PBGs will entitle the holder to be paid in three
equal installments as
one
-
third
on each of the first,
second
and
third
anniversaries of the grant date providing, in most cases, on the applicable vesting date the PBG grantee continues as a senior officer, employee, consultant or service provider of Just Energy or any affiliate thereof; (ii) the PBGs expire no
later than
three
years from the grant date; (iii) a holder of PBGs is entitled to payments at the same rate as dividends paid to JEGI shareholders; and (iv) when vested, Just Energy, at its sole discretion, shall have the option of settling payment for the PBGs, to which the holder is entitled in the form of either cash or in common shares.

PBGs available for grant

	2018	2017
Balance, beginning of year	2,650,513	2,842,409
Less: Granted	(812,787)	(278,680)
Add: Cancelled/forfeited	432,754	86,784
Balance, end of year	2,270,480	2,650,513

The average grant date fair value of PBGs granted in the year was
$7.08
(
2017
-
$7.96
).

(d)	Deferred share grants

Just Energy grants awards under its
2010
Directors’ Compensation Plan (formerly the
2004
Directors’ deferred unit grants, “DUGs”) to all independent directors on the basis that each director is required to annually receive
15%
of their compensation entitlement in DSGs and/or common shares and may
elect to receive all or any portion of the balance of their annual compensation in DSGs and/or common shares. The holders of DSGs and/or common shares are also granted additional DSGs/common shares on a monthly basis equal to the monthly dividends paid to the shareholders of Just Energy. The DSGs vest on the earlier of the date of the director's resignation or three
years following the date of grant and expire
ten
years following the date of grant. As at
March 31, 2018,
there were
77,405
DSGs (
2017
–
117,936
) available for grant under the plan. Of the DSGs issued,
114,949
DSGs (
2017
–
93,506
) remain outstanding as at
March 31, 2018.

DSGs available for grant

	2018	2017
Balance, beginning of year	117,936	147,430
Less: Granted	(40,531)	(29,494)
Balance, end of year	77,405	117,936

The weighted average grant date fair value of DSGs granted in the year was
$6.32
(
2017
-
$7.54
).